UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 0.9%
61,001	Mercury Systems, Inc. (1)	$4,215,779

Air Freight & Logistics - 0.8%
150,544	Air Transport Services Group, Inc. (1)	3,531,762

Banks - 1.9%
155,068	Western Alliance Bancorp	8,838,876

Biotechnology - 3.3%
86,330	Emergent BioSolutions, Inc. (1)	4,657,503
87,105	Heron Therapeutics, Inc. (1)	2,046,968
41,073	Ligand Pharmaceuticals, Inc. (1)	4,283,503
122,220	Natera, Inc. (1)	4,117,592
		15,105,566
Chemicals - 0.7%
39,063	Ingevity Corp. (1)	3,413,325

Commercial Services & Supplies - 3.1%
94,485	Casella Waste Systems, Inc. - Class A (1)	4,349,145
115,944	Clean Harbors, Inc. (1)	9,942,198
		14,291,343
Communications Equipment - 1.5%
456,870	Viavi Solutions, Inc. (1)	6,853,050

Construction & Engineering - 8.4%
142,446	Construction Partners, Inc. - Class A (1)	2,403,064
119,100	MasTec, Inc. (1)	7,641,456
200,001	Quanta Services, Inc.	8,142,041
430,369	Sterling Construction Co., Inc. (1)	6,059,595
763,681	WillScot Corp. - Class A (1)	14,120,462
		38,366,618
Diversified Consumer Services - 2.3%
341,207	OneSpaWorld Holdings Ltd. (1)	5,745,926
30,742	Strategic Education, Inc.	4,884,904
		10,630,830
Electronic Equipment, Instruments & Components - 2.5%
374,948	Fitbit, Inc. - Class A (1)	2,463,408
18,622	Littelfuse, Inc.	3,562,389
113,001	Napco Security Technologies, Inc. (1)	3,321,099
14,950	Rogers Corp. (1)	1,864,714
		11,211,610

Entertainment - 0.4%
29,928	World Wrestling Entertainment, Inc. - Class A	1,941,429

Health Care Equipment & Supplies - 0.4%
20,456	Novocure Ltd. (1)	1,723,827

Health Care Providers & Services - 2.0%
78,380	HealthEquity, Inc. (1)	5,805,606
25,010	LHC Group, Inc. (1)	3,445,378
		9,250,984
Health Care Technology - 4.5%
280,306	HMS Holdings Corp. (1)	8,297,058
73,603	Omnicell, Inc. (1)	6,014,837
77,297	Teladoc Health, Inc. (1)	6,471,305
		20,783,200
Hotels, Restaurants & Leisure - 5.5%
170,153	Brinker International, Inc.	7,146,426
26,574	Churchill Downs, Inc.	3,645,953
67,515	Marriott Vacations Worldwide Corp.	8,693,231
180,423	SeaWorld Entertainment, Inc. (1)	5,721,213
		25,206,823
Household Durables - 5.0%
45,618	Cavco Industries, Inc. (1)	8,912,845
119,922	Hooker Furniture Corp.	3,080,796
340,720	Skyline Champion Corp. (1)	10,800,824
		22,794,465
Insurance - 3.0%
135,903	Kinsale Capital Group, Inc.	13,815,899

IT Services - 11.0%
40,731	CACI International, Inc. (1)	10,182,343
45,890	Euronet Worldwide, Inc. (1)	7,230,428
64,519	ExlService Holdings, Inc. (1)	4,481,490
252,009	Genpact Ltd.	10,627,220
70,132	MAXIMUS, Inc.	5,217,119
33,590	WEX, Inc. (1)	7,035,761
86,624	WNS Holdings Ltd. - ADR (1)	5,730,178
		50,504,539
Leisure Products - 0.8%
86,198	Malibu Boats, Inc. - Class A (1)	3,529,808

Life Sciences Tools & Services - 11.0%
35,467	Bio-Rad Laboratories, Inc. - Class A (1)	13,123,854
38,802	Bio-Techne Corp.	8,517,427
49,315	Charles River Laboratories International, Inc. (1)	7,533,359
109,758	PRA Health Sciences, Inc. (1)	12,199,602
95,097	Repligen Corp. (1)	8,796,473
		50,170,715

Machinery - 5.0%
26,618	Alamo Group, Inc.	3,341,890
44,629	Albany International Corp. - Class A	3,388,234
165,340	Chart Industries, Inc. (1)	11,158,796
45,809	Kadant, Inc.	4,825,520
		22,714,440
Marine - 0.8%
39,456	Kirby Corp. (1)	3,532,496

Oil, Gas & Consumable Fuels - 0.6%
25,714	Delek US Holdings, Inc.	862,190
100,950	Matador Resources Co. (1)	1,814,072
		2,676,262
Professional Services - 2.8%
111,026	ASGN, Inc. (1)	7,879,515
59,483	Insperity, Inc.	5,117,917
		12,997,432
Real Estate Investment Trusts (REITs) - 1.3%
91,846	CyrusOne, Inc.	6,009,484

Semiconductors & Semiconductor Equipment - 5.7%
252,951	Lattice Semiconductor Corp. (1)	4,841,482
34,820	MKS Instruments, Inc.	3,830,548
21,400	Monolithic Power Systems, Inc.	3,809,628
191,731	Onto Innovation, Inc. (1)	7,005,851
277,366	Tower Semiconductor Ltd. (1)	6,673,426
		26,160,935
Software - 6.1%
28,073	Guidewire Software, Inc. (1)	3,081,573
46,988	Nice Ltd. - ADR (1)	7,290,188
46,297	Pegasystems, Inc.	3,687,556
81,004	RealPage, Inc. (1)	4,353,965
36,226	The Trade Desk, Inc. - Class A (1)	9,410,791
		27,824,073
Textiles, Apparel & Luxury Goods - 1.1%
48,020	Columbia Sportswear Co.	4,811,124

Trading Companies & Distributors - 3.7%
103,215	Applied Industrial Technologies, Inc.	6,883,408
186,421	H&E Equipment Services, Inc.	6,232,054
42,158	SiteOne Landscape Supply, Inc. (1)	3,821,623
		16,937,085
TOTAL COMMON STOCKS
(Cost $334,502,916)		439,843,779

EXCHANGE TRADED FUNDS - 1.6%
78,839	SPDR S&P Biotech ETF	7,498,377
TOTAL EXCHANGE TRADED FUNDS
(Cost $6,459,576)		7,498,377

SHORT TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
9,560,828	First American Treasury Obligations Fund - Class X, 1.528% (2)	9,560,828
TOTAL SHORT TERM INVESTMENTS
(Cost $9,560,828)		9,560,828

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $350,523,320)		456,902,984
Other Assets in Excess of Liabilities - 0.2%		881,272
TOTAL NET ASSETS - 100.0%		$457,784,256

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day effective yield as of December 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019. See Schedule of Investments for industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$439,843,779	$–	$–	$439,843,779
Exchange Traded Funds	7,498,377			7,498,377
Short-Term Investments	9,560,828	–	–	9,560,828
Total Investments in Securities	$456,902,984	$–	$–	$456,902,984

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  February 28, 2020

By (Signature and Title)*  /s/Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date  February 28, 2020

* Print the name and title of each signing officer under his or her signature.